Schedule I—Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Schedule of Cash Flow, Supplemental Disclosures
The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2015	2014	2013
Cash paid during the year for interest, net of amounts capitalized and deferred	$135,836	$130,578	$120,908
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	230,699	124,741	166,252
Non-cash conveyance of assets	13,169	—	—
Class B units issued in connection with Creole Trail Pipeline Business acquisition	—	—	180,000

Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Condensed Balance Sheets

	December 31,
	2015	2014
ASSETS
Current assets
Cash and cash equivalents	$109,950	$222,130
Accounts receivable—affiliates	—	9,568
Prepaid expenses and other	187	104
Total current assets	110,137	231,802

Investment in affiliates	617,749	902,612
Other non-current assets	953	123
Total assets	$728,839	$1,134,537

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accrued liabilities—affiliates	$14,750	$3,033
Other current liabilities	1,158	775
Total current liabilities	15,908	3,808

Partners’ equity	712,931	1,130,729
Total liabilities and partners’ equity	$728,839	$1,134,537

Condensed Statements of Operations and Comprehensive Loss

	Year Ended December 31,
	2015	2014	2013
Operating costs and expenses	$5,737	$3,383	$3,041
Operating costs and expenses—affiliates	11,546	11,556	11,376
Loss from operations	(17,283)	(14,939)	(14,417)

Interest income	173	162	242
Equity loss of affiliates	(301,781)	(395,259)	(243,942)
Net loss	$(318,891)	$(410,036)	$(258,117)

Other comprehensive income attributable to affiliates	—	—	27,240
Comprehensive loss	$(318,891)	$(410,036)	$(230,877)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2015	2014	2013
Cash flows from operating activities	$3,646	$(24,416)	$(13,056)

Cash flows from investing activities
Investments in subsidiaries	(35,208)	(77,846)	(405,452)
Distributions received from affiliates, net	18,400	108,625	369,726
Purchase of Creole Trail Pipeline Business, net	—	—	(313,892)
Net cash provided by (used in) investing activities	(16,808)	30,779	(349,618)

Cash flows from financing activities:
Distributions to owners	(99,018)	(99,015)	(91,386)
Proceeds from sale of partnership common and general partner units	—	—	375,897
Net cash provided by (used in) financing activities	(99,018)	(99,015)	284,511

Net decrease in cash and cash equivalents	(112,180)	(92,652)	(78,163)
Cash and cash equivalents—beginning of period	222,130	314,782	392,945
Cash and cash equivalents—end of period	$109,950	$222,130	$314,782

Schedule of Cash Flow, Supplemental Disclosures
The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2015	2014	2013
Non-cash capital contributions (1)	$(301,781)	$(395,259)	$(225,792)
Non-cash capital contributions related to the Creole Trail Pipeline Business (1)	—	—	(18,150)

(1)	Amounts represent equity gains (losses) of affiliates not funded by Cheniere Partners.